Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Schedule of granted valuation of options

ASX new issue announcement date	Expiry date	Exercise price A$ (unless stated otherwise)	Share options 30 June 2020	Share options 30 June 2019

2012-06-29	2021-11-30	1.944	14,493	14,493
2012-06-29	2022-01-17	1.876	29,668	29,668
2015-05-27	2019-11-27	0.500	-	6,000,000
2016-05-31	2019-11-27	0.500	-	425,532
2016-12-09	2019-11-27	0.500	-	200,000
2017-06-22	2019-11-27	0.500	-	1,000,000
2016-12-02 (IMCOB)	2019-11-30	0.550	-	25,289,894
2017-06-13 (warrants)	2022-06-13	US$ 0.25	27,541,200	27,760,000
2017-06-09 (warrants)[1]	2022-06-08	US$0.3125	198,240	1,220,000
2019-05-23 (warrants)[1]	2024-05-23	US$0.125	181,600	800,000
2019-07-16 (warrants)	2024-07-16	US$0.125	117,760	-
2018-03-15	2023-03-15	0.468	7,897,647	7,897,647
2018-03-15	2023-03-15	0.585	526,510	526,510
2018-07-13	2021-07-01	0.500	1,300,000	1,300,000
2018-11-26	2020-06-30	0.500	-	2,000,000
2019-02-11	2024-02-10	0.500	5,000,000	5,000,000
Total [1]			42,807,118	79,463,744

1.

Previously Weighted average remaining contractual life of options for 30 June 2019 was 2.0. The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

December 2016 Options [Member]
Statement Line Items [Line Items]
Schedule of weighted average value of the options

Vesting date		N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		3.17 years
Option exercise price	A$	0.5000
Weighted average share price at grant date	A$	0.285
Value per option	A$	0.1431

June 2017 Options [Member]
Statement Line Items [Line Items]
Schedule of weighted average value of the options

Vesting date		N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		1.33 years
Option exercise price	A$	0.5000
Weighted average share price at grant date	A$	0.315
Value per option	A$	0.0937

ESOP [Member]
Statement Line Items [Line Items]
Schedule of movement in number of stock options outstanding and weighted average exercise price

	2020		2019		2018
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options

As at 1 July[1]	$0.46	79,463,744	$0.45	72,569,180	$0.44	63,690,523
Granted during the year[1]	$0.18	542,600	$0.47	9,100,000	$0.47	9,644,157
Exercised during the year[1]	$0.18	(424,840)	—	—	$0.32	(300,000)
Forfeited/lapsed during the year	$0.52	(36,774,386)	$0.53	(2,205,436)	$0.49	(465,500)
As at 30 June[1]	$0.40	42,807,118	$0.46	79,463,744	$0.45	72,569,180
Vested and exercisable at 30 June	$0.40	42,807,118	$0.46	79,463,744	$0.45	72,569,180

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

Schedule of granted valuation of options

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2019-11-06	2024-02-10	0.50	5,000,000	0.15	98	0.00%	0.88%	0.0736

			5,000,000

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2018-07-13	2021-07-01	0.50	1,300,000	0.32	92.00%	0.00%	2.09%	0.1570
2018-11-26	2020-06-30	0.50	2,000,000	0.34	92.00%	0.00%	2.02%	0.0822
2019-02-11	2024-02-11	0.50	5,000,000	0.29	100.00%	0.00%	1.69%	0.1950

			8,300,000

Schedule of weighted average remaining contractual life of options outstanding

Weighted average remaining contractual life of options outstanding at end of period [1]	2.28	1.04

1.

Previously Weighted average remaining contractual life of options for 30 June 2019 was 2.0. The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

Schedule of share options outstanding
	2020 A$	2019 A$	2018 A$
Options issued under ESOP	(533,912)	1,343,500	59,975